INVENTORIES (Schedule of Inventories) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 12,080	$ 13,686
Finished products	33,015	26,211
Total inventories	$ 45,095	$ 39,897